Income taxes	12 Months Ended
Dec. 31, 2023
Disclosure Of Income Tax [Abstract]
Income taxes

13. Income taxes

The Company had no assessable profit for the year ended December 31, 2023, three months ended December 31, 2022 and years ended September 30, 2022 and 2021. A reconciliation of the provision for income taxes computed at the combined Canadian federal and provincial statutory rate to the provision for income taxes as shown in the statements of comprehensive loss is as follows:

	For the year ended	For the three months ended December 31, 2022	For the year ended	For the year ended
	December 31, 2023	(transition period)	September 30, 2022	September 30, 2021
	($)	($)	($)	($)
Net loss before income taxes	(32,889)	(2,639)	(17,361)	(15,006)
Canadian federal and provincial income tax rates	27%	27%	27%	27%
Income tax recovery based on Canadian federal and provincial income tax rates	(8,880)	(713)	(4,687)	(4,052)

Reconciling items:
Difference in foreign tax rates	792	12	210	6
Deferred tax asset/(liability) not recognized	1,319	(52)	3,282	2,507
Stock-based compensation	758	291	849	751
Non-taxable dividends	(2)	(5)	(106)	—
Fair value change in warrant liability	(36)	(79)	(1,080)	408
Tax rate difference on fair value change in marketable securities	(2)	(137)	12	—
Permanent difference and others	(82)	248	1,505	380
	(6,133)	(435)	(15)	—

The significant components of deferred income tax assets and liabilities were as follows:

	For the year ended	For the three months ended December 31, 2022	For the year ended	For the year ended
	December 31, 2023	(transition period)	September 30, 2022	September 30, 2021
	($)	($)	($)	($)
Deferred tax assets and (liabilities):
Non-capital losses	4,902	1,396	897	591
Capital losses	32	63	63	—
Marketable securities	—	(63)	19	4
Undeducted financing fees	1,685	74	86	114
Other deferred tax assets	691	94	80	192

Royalty and other mineral interests	(133,582)	(136,261)	(136,241)	(41,762)
Gold-linked loan	(19)	—	—	(1,635)
Convertible debentures	(4,717)
Other deferred tax liabilities	(206)	(391)	(427)	(204)
	(131,214)	(135,088)	(135,523)	(42,700)

13. Income taxes (continued)

At December 31, 2023 and 2022, September 30, 2022 and 2021, deductible temporary differences for which no deferred tax assets are recognized are below:

	For the year ended	For the three months ended December 31, 2022	For the year ended	For the year ended
	December 31, 2023	(transition period)	September 30, 2022	September 30, 2021
	($)	($)	($)	($)
Deducted temporary differences are recognized:
Non-capital losses	14,490	22,652	22,386	9,341
Capital losses	495	—	—	—
Royalty and other mineral interests	9,553	—	—	—
Marketable securities	2,065	2,503	2,704	759
Other deferred tax assets	1,696	3,853	4,294	1
	28,299	29,008	29,384	10,101

The deferred tax assets have not been recognized in the consolidated financial statements, as the Company does not consider it more likely than not that those assets will be realized in the future. As of December 31, 2023, the Company had Canadian net operating loss carryforwards of $32,738 which expires between 2039 and 2043. As of December 31, 2023, there are U.S. net operating loss carryforwards of $3,713, of which $1,262 expires between 2034 and 2036 and the remainder may be carried forward indefinitely. As of December 31, 2023, there are Mexican net operating loss carryforwards of $198 which may be carried forward ten years.